Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net income for basic and diluted net income per share	$ 16,838	¥ 120,353	¥ 65,114	$ 31,996	¥ 228,697	¥ 138,656
Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,551,075	121,551,075	121,156,329	121,551,075	121,551,075	120,991,441
Dilutive effect of scrip dividends			544,943			301,356
Weighted average ordinary shares outstanding for diluted net income per share	121,551,075	121,551,075	121,701,272	121,551,075	121,551,075	121,292,797
Earnings per share
Basic | (per share)	$ 0.14	¥ 0.99	¥ 0.54	$ 0.26	¥ 1.88	¥ 1.15
Diluted | (per share)	$ 0.14	¥ 0.99	¥ 0.53	$ 0.26	¥ 1.88	¥ 1.14